Financial instruments - fair values and risk management - Summary of Tabular Form Of Analysis Of Loan And Borrowings (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
EUR | Fixed interest rate [member] | Loan Repayable Due On Twenty Seventh Of November Two Thousand And Twenty Four [Member]
Disclosure In Tabular Form Of Analysis Of Loan And Borrowings [Line Items]
Maturity		27-Nov-24
Interest rate		6%
Currency		EUR
Facility amount		€ 10,000
EUR | Fixed interest rate [member] | Loan Repayable Due On Seventh Of March Two Thousand And Twenty One [Member]
Disclosure In Tabular Form Of Analysis Of Loan And Borrowings [Line Items]
Maturity		07-Mar-21
Interest rate		6%
Currency		EUR
Facility amount		€ 5,000
EUR | Fixed interest rate [member] | Other Loans Repayable On Demand Interest Rate One Point Five Percent [Member]
Disclosure In Tabular Form Of Analysis Of Loan And Borrowings [Line Items]
Maturity		On demand
Interest rate		1.5%
Currency		EUR
Facility amount		€ 25,600
EUR | Fixed interest rate [member] | Other Loans Repayable On Demand Interest Rate Zero Percentage [Member]
Disclosure In Tabular Form Of Analysis Of Loan And Borrowings [Line Items]
Maturity	27-Nov-24
Interest rate	6%
Currency	EUR
Facility amount		€ 10,000
EUR | Libor [Member] | Floating interest rate [member] | Loan Repayable On Demand Three [Member]
Disclosure In Tabular Form Of Analysis Of Loan And Borrowings [Line Items]
Maturity		On demand
Interest rate		3- month LIBOR plus 5%
Currency		EUR
Facility amount		€ 11,500
EUR | Libor [Member] | Floating interest rate [member] | Loan Repayable On Demand Four [Member]
Disclosure In Tabular Form Of Analysis Of Loan And Borrowings [Line Items]
Maturity		On demand
Interest rate		3- month LIBOR plus 5%
Currency		EUR
Facility amount		€ 6,000
EUR | Libor [Member] | Floating interest rate [member] | Loan Repayable Due On Twenty First Of February Two Thousand And Twenty Three [Member]
Disclosure In Tabular Form Of Analysis Of Loan And Borrowings [Line Items]
Maturity		21-Feb-23
Interest rate		3- month LIBOR plus 3%
Currency		EUR
Facility amount		€ 10,000
EUR | Other Loans Repayable On Demand Interest Rate Zero Percent [Member] | Fixed interest rate [member]
Disclosure In Tabular Form Of Analysis Of Loan And Borrowings [Line Items]
Maturity	On demand	On demand
Interest rate	0	0%
Currency	EUR	EUR
GBP | Libor [Member] | Floating interest rate [member] | Loan Repayable On Demand One [Member]
Disclosure In Tabular Form Of Analysis Of Loan And Borrowings [Line Items]
Maturity		On demand
Interest rate		3- month LIBOR plus 5%
Currency		GBP
Facility amount		€ 75,000
USD | Fixed interest rate [member] | Loan Repayable Due On Second Of October Two Thousand And Twenty Three [Member]
Disclosure In Tabular Form Of Analysis Of Loan And Borrowings [Line Items]
Maturity		02-Oct-23
Interest rate		6%
Currency		USD
Facility amount		€ 5,000
ZAR | Fixed interest rate [member] | Loan Repayable Due Fifteenth Of June Two Thousand And Twenty Two [Member]
Disclosure In Tabular Form Of Analysis Of Loan And Borrowings [Line Items]
Maturity	15-Jun-22
Interest rate	15
Currency	ZAR
Facility amount	€ 75,032
ZAR | Fixed interest rate [member] | Loan Repayable Due Thirty First Of August Two Thousand And Twenty Three [Member]
Disclosure In Tabular Form Of Analysis Of Loan And Borrowings [Line Items]
Maturity	31-Aug-23
Interest rate	1.25
Currency	ZAR
Facility amount	€ 49,944
NGN | Other Loans Repayable On Demand Interest Rate Zero Percent [Member] | Fixed interest rate [member]
Disclosure In Tabular Form Of Analysis Of Loan And Borrowings [Line Items]
Maturity	On demand
Interest rate	0
Currency	NGN
Multicurrency | Fixed interest rate [member] | Loan Repayable Due On Twenty Eighth Of March Two Thousand And Twenty Four [Member]
Disclosure In Tabular Form Of Analysis Of Loan And Borrowings [Line Items]
Maturity		28-Mar-24
Interest rate		6%
Currency		Multi-currency
Facility amount		€ 10,000
Multicurrency | Libor [Member] | Floating interest rate [member] | Loan Repayable On Demand Two [Member]
Disclosure In Tabular Form Of Analysis Of Loan And Borrowings [Line Items]
Maturity		On demand
Interest rate		3- month LIBOR plus 5%
Currency		Multi-currency
Facility amount		€ 90,000